Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 17, 2022 MXN ($)	Mar. 01, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Mar. 18, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Oct. 15, 2021 MXN ($)	May 27, 2021 MXN ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Long-term debt securities								$ 25,000	$ 45,000
Unsecured loan							$ 191.0	$ 2,500,000	$ 4,500,000
Proceeds from issuance of debt securities			$ 7,000,000	$ 7,200,000	$ 3,000,000
Events after Reporting Period [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt instrument interest rate period		one-month LIBOR
Debt securities, value		$ 30.0
Fixed annual interest rate		1.59%
Remaining amount of hedged item assets		$ 28.0
Percentage of remaining borrowing interest rate		1.785%
Long-term debt securities	$ 50,000
Unsecured loan	$ 5,000,000					$ 191,000
Debt Securities Maturity Date	Mar. 11, 2027
Proceeds from issuance of debt securities	$ 1,500,000
Events after Reporting Period [Member] | Loan Refinanced by BBVA Mexico [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured loan						95,500
Events after Reporting Period [Member] | Loan Refinanced by Scotiabank Inverlat, S.A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured loan						$ 95,500
Events after Reporting Period [Member] | Variable Rate of TIIE-28 plus 18 Basis Points [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured loan	$ 2,000,000
Debt securities,basis points	18.00%
Events after Reporting Period [Member] | Interest every 182 Days at Fixed Annual Rate of 9.67% [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Fixed annual interest rate	9.67%
Unsecured loan	$ 3,000,000
Description of derivative instruments variable interest rate basis	with interest due every 182 days and a fixed annual rate of 9.67%. Maturity is on March 4, 2032.
Events after Reporting Period [Member] | Fixed Rate Interest [Member] | Loan Refinanced by BBVA Mexico [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Fixed annual interest rate						2.45%
Events after Reporting Period [Member] | Fixed Rate Interest [Member] | Loan Refinanced by Scotiabank Inverlat, S.A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Fixed annual interest rate						2.64%
Events after Reporting Period [Member] | MBJA [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt securities, value		$ 58.0